Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Purchased goods	$ 171,227	$ 236,739
Less: reserve for obsolete inventories	(16,756)	(17,234)
Total	$ 154,471	$ 219,505